Dividends	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Dividends
9. Dividends

All figures in £ millions	2025	2024	2023

Final paid in respect of prior year 16.6p (2024: 15.7p; 2023: 14.9p)	110	107	106

Interim paid in respect of current year 7.8p (2024: 7.4p; 2023: 7.0p)	50	49	49

	160	156	155
The Directors are proposing a final dividend in respect of the financial year ended 31 December 2025 of
17.4
p per equity share which will absorb an estimated £
109
m o
f shareholders’ funds. It will be paid on 8 May 2026 to shareholders who are on the register of members on 20 March 2026. These financial statements do not reflect this dividend as a liability.